Related party balances and transactions (Guarantees) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Long-term loans guaranteed by related parties	¥ 1,675,147	¥ 565,992
HIPDC [member]
Disclosure of transactions between related parties [line items]
Long-term loans guaranteed by related parties	2,099,600	2,142,000
Long-term bonds guaranteed by related parties	4,000,000	4,000,000
Government-related banks [member]
Disclosure of transactions between related parties [line items]
Long-term bonds guaranteed by related parties	¥ 0	¥ 3,300,000